FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1 Financial assets at amortized cost

	12.31.2024	12.31.2023
Current
Term deposit	80	101
Notes receivable	-	4
Total current	80	105

Due to the short-term nature of investments at amortized cost, it is considered that their book value does not differ from their fair value.

12.2 Financial assets at fair value through profit and loss

	12.31.2024	12.31.2023
Non-current
Shares	27	35
Total non-current	27	35

Current
Government securities	692	389
Corporate bonds	110	79
Shares	37	88
Mutual funds	11	3
Total current	850	559

12.3 Trade and other receivables

	Note	12.31.2024	12.31.2023
Non-Current
Related parties	16	4	11
Advances to suppliers		43	-
Prepaid expenses		5	-
Tax credits		8	1
Receivables for sale of associates		-	1
Receivables for sale of assets		10	-
Contractual indemnity receivable		2	4
Expenses to be recovered		3	-
Other		-	1
Other receivables		75	18
Total non-current		75	18

	Note	12.31.2024	12.31.2023
Current
Receivables		172	105
CAMMESA		107	100
Related parties	16	10	5
Impairment of financial assets		(1)	(1)
Trade receivables, net		288	209

Current
Related parties	16	11	7
Tax credits		8	10
Receivables for complementary activities		9	1
Prepaid expenses		3	5
Guarantee deposits		130	19
Expenses to be recovered		8	6
Insurance to be recovered		1	4
Receivables for sale of associates		-	1
Receivables for sale of assets		6	-
GasAr Plan		7	11
Contractual indemnity receivable		2	2
Receivable for maintenance contract		1	-
Advances to employees		-	10
Other		14	11
Other receivables, net		200	87

Total current		488	296

Due to the short-term nature of investments at amortized cost, it is considered that their book value does not differ from their fair value. For non-current investments at amortized cost, fair values also do not differ significantly from book values.

The movements in the impairment of financial assets were as follows:

	12.31.2024	12.31.2023	12.31.2022
At the beginning of the year	1	6	9
Impairment	55	1	1
Write off for utilization	(54)	-	(1)
Reversal of unused amounts	-	(1)	-
Foreign currency exchange difference	(1)	(5)	(3)
At the end of the year	1	1	6

12.4 Cash and cash equivalents

	12.31.2024	12.31.2023
Cash	1	-
Banks	73	31
Term deposit	46	-
Mutual funds	618	140
Total	738	171

12.5 Borrowings

	12.31.2024	12.31.2023
Non-Current
Financial borrowings	32	-
Corporate bonds	1,341	1,224
Total non-current	1,373	1,224

Current
Bank overdrafts	-	31
Financial borrowings	122	67
Corporate bonds	584	126
Total current	706	224
Total	2,079	1,448

As of December 31, 2024 and 2023, the fair values of the Company’s CB amount approximately to US$ 1,912 million and US$ 1,350 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s CB at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings and bank overdrafts approximate their fair value due to their short-term maturity.

The long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness contracts.

12.5.1 Movements in borrowings:

	12.31.2024	12.31.2023	12.31.2022
Borrowings at the beginning of the year	1,448	1,613	1,438
Proceeds from borrowings	1,174	424	308
Payment of borrowings	(236)	(191)	(143)
Accrued interest	145	304	172
Payment of interests	(145)	(280)	(162)
Repurchase and redemption of CB	(313)	(6)	(28)
Result from repurchase and exchange of CB	10	(1)	8
Increases for incorporation	-	-	89
Foreign currency exchange difference	(12)	(356)	(80)
Decrease for sale of subsidiaries	-	(80)	-
Borrowing costs capitalized in property, plant and equipment	8	21	11
Borrowings at the end of the year	2,079	1,448	1,613

12.5.2 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2024

Corporate bonds (1)(2)
Class 19 CB	PAMPA		$17,131	Variable	Badlar - 1%	Feb-25	17
Class 18 CB	PAMPA	US$	68	Fixed	5.00%	Sep-25	69
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 20 CB	PAMPA	US$	54	Fixed	6.00%	Mar-26	54
Class 9 CB	PAMPA	US$	120	Fixed	9.50%	Dec-26	123
Class 1 CB	PAMPA	US$	353	Fixed	7.50%	Jan-27	363
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	294
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	410
Class 23 CB	PAMPA	US$	360	Fixed	7.88%	Dec-34	358
							1,925
Financial loans (3)
	PAMPA	US$	35	Fixed	3.00%	Mar-25	36
	PAMPA	US$	40	Fixed	4.25%	Apr-25	40
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	25	Fixed	3.00%	May-26	26
							117
Other financial loans (4)
	PAMPA	US$	283	Variable	SOFR + 0%	Aug-25	20
	PAMPA	US$	3	Fixed	Between 9.50% and 10.25%	Between Feb-25 and Sep-25	3
	GASA	U$S	14,937	Fixed	3.25%	May-25	14
							37
							2,079

(1)	Net of repurchases for a face value of US$ 76.2 million for Class 9 CB and US$ 7.5 million for Class 3 CB.

(2)	During the current year, on February 5, 2024 and June 27, 2024, the Company redeemed all its Class 17 and Class 15 CB for a total amount of $ 5,980 million and $ 18,264 million, respectively. Additionally, the Company paid at maturity the first redemption of Class 9 CB for a US$ 59 million amount net of repurchases. As of the date of issuance of these Consolidated Financial Statements, US$ 47 million FV of the Class 20 CB and $17,131 million at maturity of Class 19 CB, were canceled.

(3)	During the fiscal year ended December 31, 2024, the Company repaid: (i) short-term bank debt with local financial institutions, net of cancellations, for $ 25,968 million; (ii) the last two principal installments of the FINNVERA Credit Facility for US$ 8 million; and (iii) net import financing for the equivalent of US$ 16 million. In addition, it borrowed US$ 130 million net from local banks. Post-closing, the Company borrowed US$ 31 million net bank debt.

(4)	During the fiscal year ended December 31, 2024, the Company received disbursements in the amount of US$ 223 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2023

Corporate bonds (1)
Class 17 CB	PAMPA		$5,980	Fixed	Badlar + 2%	May-24	9
Class 15 CB	PAMPA		$18,264	Variable	Badlar + 0%	Jul-24	29
Class 18 CB	PAMPA	US$	72	Fixed	5.00%	Sep-25	73
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 9 CB	PAMPA	US$	179	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	597	Fixed	7.50%	Jan-27	611
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,350
Financial loans (2)(3)
	PAMPA	US$	8	Variable	SOFR 6M + 4.21%	Nov-24	8
	PAMPA		$3,000	Variable	Between 80% and 110%	Between Apr-24 and Jun-24	5
							13
Other financial loans (4)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-24	23
	PAMPA	US$	12	Variable	SOFR + 0%	Aug-24	12
	PAMPA	US$	14	Fixed	Between 13% and 16%	Between Jan-24 and Jun-24	14
	PAMPA	CNY	37	Fixed	Between 12% and 12.50%	Between Mar-24 and Nov-24	5
							54
Bank overdrafts (2)
	PAMPA		$23,140	Fixed	Between79.00% and 81.00%	Between Jan-24 and Apr-24	31
							31
							1,448

(1)	Net of repurchases for a face value of US$ 113.7 million for 2026 CB, US$ 153.0 million of 2027 CB, and US$ 7.5 million for 2029 CB.

(2)	During the fiscal year ended December 31, 2023, the Company took out short-term bank loans with local financial institutions, net of cancellations, for $ 16,535 million and import financing for CNY 37 million. Additionally, it took out import financing, net, for US$ 6.2 million.

(3)	Regarding the FINNVERA credit facility and due to the discontinuation of the Libor benchmark interest rate as from July 2023, on September 5, 2023, Pampa and CACIB (Credit Agricole Corporate & Investment Bank) entered into an amendment to the credit facility replacing the Libor rate with the Term SOFR rate for debt services after November 2023. In this same line, the interest rate hedge agreement associated with the credit facility was also amended.

(4)	During the fiscal year ended December 31, 2023, the Company received disbursements in the amount of US$ 2.0 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

12.5.3 Global Program of CB and frequent issuer prospectus

On September 30, 2021, the Company’s General Ordinary and Extraordinary Shareholders’ Meeting resolved to approve the creation of a global corporate bonds program for an amount of up to US$ 2,000 million or its equivalent in other currencies or units of value, in the form of simple corporate bonds non-convertible into shares and/or corporate bonds convertible into shares. The public offering was authorized by the CNV on December 9, 2021.

Subsequently, at the Board of Directors’ meeting held on August 9, 2023, the amount of the program was reduced to US$ 1,400 million to allocate US$ 600 million to the Company’s frequent issuer regime. Such reduction was approved by the CNV in its Provision No. DI-2023-60-APN-GE#CNV dated November 13, 2023.

The Company is registered as a frequent issuer under No. 14 pursuant to Resolution No. DI-2021-4-APN-GE#CNV dated February 26, 2021 of the CNV’s Issuers Management Office, which was ratified by Resolution No. DI-2024-26-APNGE#CNV dated April 30, 2024 of the CNV’s Issuers Management Office.

12.5.4 Issuance of Class 19, 20 and 22 CB

On February 29, 2024, the Company issued Class 19 CB for $ 17,131 million, accruing interest at a variable Badlar rate plus an applicable 1% annual negative margin and maturing on February 28, 2025.

Later, on March 26, 2024, the Company issued Class 20 CB for US$ 55.2 million accruing interest at a fixed 6% rate and maturing on March 26, 2026, and on May 14, 2024 it reopened for an additional US$ 52.5 million at an issuance price of US$ 1.0079.

Finally, on October 4, 2024, the Company issued Class 22 CB with a US$ 83.98 million FV, which will accrue interest at a fixed 5.75% rate and maturing on October 4, 2028.

12.5.5 Tender Offer and Redemption of Class 1 CB - International issuance of Class 21 and 23 CB

On August 26, 2024, Pampa launched the cash tender offer to purchase at par its Class 1 CB issued on January 24, 2017 and maturing in 2027 for US$ 750 million face value at an annual 7.5% fixed interest rate. The repurchase offer ended on September 5, 2024, reaching approximately 53% of the total, equivalent to US$ 397 million.

The funds for the buyback payment, the interest accrued until the offer settlement date and certain issuance costs came from the successful placement of the Class 21 CB, issued on September 10, 2024 for a face value of US$ 410 million, with an annual 7.95% fixed interest rate, an 8.25% yield and maturing on September 10, 2031.

Subsequently, on December 16, 2024 and under the frequent issuer prospectus, Pampa issued Class 23 CB for a US$ 360 million FV and at a fixed annual interest rate and yield of 7.875% maturing in 2034. Funds were primarily destined for the redemption of all the Class 1 CB for a remaining outstanding amount of US$ 353 million, as announced on December 5, 2024.

The redemption took place on January 24, 2025 at a redemption price equivalent to 100% of the outstanding capital amount, plus interest accrued and unpaid as of the redemption date under the terms of Class 1 CB’s trust agreement.

12.6 Trade and other payables

	Note	12.31.2024	12.31.2023
Non-Current
Compensation agreements		71	28
Finance leases liability		11	14
Contractual penalty debt		2	4
Other payables		84	46
Total non-current		84	46

Current
Suppliers		206	186
Customer advances		14	9
Related parties	16	13	15
Trade payables		233	210

Compensation agreements		12	11
Liability for acquisition of companies		-	8
Finance leases liability		4	4
Contractual penalty debt		2	2
Various creditors		2	3
Other payables		20	28
Total current		253	238

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value. For most other non-current debts, fair values are also not significantly different from their book values.

12.7 Financial instruments by category

The following table presents financial instruments by category:

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	496	-	496	67	563
Financial assets at amortized cost
Term deposit	80	-	80	-	80
Financial assets at fair value through profit and loss
Government securities	-	692	692	-	692
Corporate bonds	-	110	110	-	110
Shares	-	64	64	-	64
Mutual funds	-	11	11	-	11
Derivative financial instruments	-	1	1	-	1
Cash and cash equivalents	120	618	738	-	738
Total	696	1,496	2,192	67	2,259

Liabilities
Trade and other payables	323	-	323	14	337
Borrowings	2,079	-	2,079	-	2,079
Total	2,402	-	2,402	14	2,416

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	279	7	286	28	314
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	4	-	4	-	4
Financial assets at fair value through profit and loss
Government securities	-	389	389	-	389
Corporate bonds	-	79	79	-	79
Shares	-	123	123	-	123
Mutual funds	-	3	3	-	3
Cash and cash equivalents	31	140	171	-	171
Total	415	741	1,156	28	1,184

Liabilities
Trade and other payables	275	-	275	9	284
Borrowings	1,448	-	1,448	-	1,448
Total	1,723	-	1,723	9	1,732

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	32	-	32	-	32
Interest expenses	(146)	-	(146)	(34)	(180)
Foreign currency exchange difference, net	(23)	(30)	(53)	42	(11)
Changes in the fair value of financial instruments	(11)	250	239	-	239
Result from present value measurement	(2)	-	(2)	(5)	(7)
Other financial results	(15)	-	(15)	-	(15)
Total	(165)	220	55	3	58

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,345)	(116)	(1,461)	1,660	199

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

12.8 Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2024 and 2023:

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	692	-	-	692
Corporate bonds	110	-	-	110
Mutual funds	11	-	-	11
Shares	37	-	27	64
Cash and cash equivalents
Mutual funds	618	-	-	618
Derivative financial instruments	-	1	-	1
Total assets	1,468	1	27	1,496

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	389	-	-	389
Corporate bonds	79	-	-	79
Mutual funds	3	-	-	3
Shares	88	-	35	123
Cash and cash equivalents
Mutual funds	140	-	-	140
Other receivables
Guarantee deposits on derivative financial instruments	7	-	-	7
Total assets	706	-	35	741

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in profit (loss), classified as Level 2 and 3, are detailed below:

-	Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.
-	Shares: it was determined using the income-based approach through the “Indirect Cash Flow” method, that is, the net present value of expected future cash flows, mainly through the collection of dividends taking into consideration the direct equity interest of 2.84% and 3.19%, and the additional equity interest of 2.18% and 2.46% through HIDISA and HINISA, in TJSM and TMB, respectively, resulting from the Federal Government’s restructuring of assets in the energy sector. This restructuring resulted in TMB’s and TJSM’s share transfer from the Federal Government to ENARSA, considering 18.1% and 16.6% discount rate as of December 31, 2024 and 2023, respectively. The key assumptions were prepared based on estimates on the future behavior of certain sensitive variables, including: (i) the dividend distribution policy; (ii) reference prices for energy sold in the spot market; (iii) projections of the availability and dispatch of power plants; (iv) the evolution of structural costs and expenses; (v) macroeconomic variables such as inflation and exchange rates, etc. The Company recognised earnings and losses as a result of changes in the fair value of financial instruments classified as level 3, under the item “Other financial results” of the Consolidated Statement of Comprehensive Income. Current values may substantially differ from projections, mainly on account of: i) the timeliness and magnitude of the distribution of dividends, ii) the timeliness and magnitude of energy price updates, and/or iii) the evolution of costs. The Company estimates that any sensitivity analysis that considers changes in any of the estimates taken individually may lead to distorting conclusions, generating an adverse effect on the Company’s results.